Provision for Income Taxes (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Current:
Federal	$—	$—
State taxes	6	5

Total current	6	5

Deferred:
Federal	(6,658)	(1,765)
State taxes	42	(503)

	(6,616)	(2,268)

Change in valuation allowance	6,616	2,268

Total deferred	—	—

Provision for income taxes	$6	$5

Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2016 and 2015 were as follows:

	As of December 31, 2016	As of December 31, 2015
Deferred tax assets:
Net operating loss carryforwards and credits	$11,401	$3,024
Stock-based compensation	—	17
Accrued expenses	301	110
Other	66	84

	11,768	3,235

Deferred tax liabilities:
Convertible note payable	(1,823)	—
Stock-based compensation	(94)	—

	(1,917)	—

Valuation allowance	(9,851)	(3,235)

Total deferred tax assets, net of valuation allowance	$—	$—

Difference Between Income Tax Expense at Federal Statutory Rate and Company's Effective Tax Rate

The difference between the income tax expense at the federal statutory rate and the Company’s effective tax rate from the Company’s continuing operations is as follows:

	December 31, 2016	December 31, 2015
Federal Statutory Rate	34.00%	34.00%
State Income Tax Rate, Net of Federal Benefits	(0.14)	5.78
Mark to Market Adjustment on Stock Warrants	1.22	—
Meals and Entertainment and other	1.16	0.01
Change in Valuation Allowance	(36.22)	(39.78)

Effective tax rate	0.02%	0.01%